Inventories - Summary of Changes in the Provision for Slow Moving and Obsolete Raw Materials and Finished Products (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Beginning balance	€ 9,341	€ 8,464
Additions	2,892	1,564
Reductions	(378)	(687)
Ending balance	€ 11,855	€ 9,341